Fair Value (Details) - Schedule of fair value by using key inputs - Private Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of Private Warrants	225,635	225,635
Original conversion price	$ 230	$ 230
Value of Common Stock	$ 0.8	$ 0.69
Expected term (years)	1 year 2 months 15 days	1 year 5 months 15 days
Volatility
Risk free rate